Segment reporting - Bookings and management EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Segment revenue	$ 105,824	$ 114,864	$ 212,755	$ 234,139
Operating segments
Disclosure of operating segments [line items]
Segment revenue	105,824	114,864	212,755	234,139
Segment Management EBITDA	17,702	17,004	22,106	(842)
Nexters Global Ltd
Disclosure of operating segments [line items]
Segment Management EBITDA	20,384	18,770	37,486	14,469
Nexters Global Ltd | Operating segments
Disclosure of operating segments [line items]
Segment revenue	101,441	110,337	204,150	225,463
Segment Management EBITDA	20,384	18,770	37,486	14,469
All other segments
Disclosure of operating segments [line items]
Segment Management EBITDA	(2,682)	(1,766)	(15,380)	(15,311)
All other segments | Operating segments
Disclosure of operating segments [line items]
Segment revenue	4,383	4,527	8,605	8,676
Segment Management EBITDA	$ (2,682)	$ (1,766)	$ (15,380)	$ (15,311)